Loans Principal, Interest and Financing Service Fee Receivables (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of allowances for loans principal, interest and financing service fee receivables
Beginning Balance, January 1	¥ 863,038,604	¥ 440,336,086
Provision for credit losses	362,735,159	433,753,901	¥ 306,752,951
Charge-offs	(217,999,589)	(11,051,383)
Loss recoveries	100,304,255
Recoveries
Ending Balance, December 31	1,108,078,429	863,038,604	440,336,086
Net loans principal, interest and financing service fee receivables	10,258,018,857	14,998,285,866
Recorded investment	11,366,097,286	15,861,324,470
Allowance for loans which are collectively assessed [Member]
Components of allowances for loans principal, interest and financing service fee receivables
Beginning Balance, January 1	705,881,227	341,599,744
Provision for credit losses	(193,390,841)	364,289,770
Charge-offs	(174,997,524)	(8,287)
Loss recoveries	100,304,255
Recoveries
Ending Balance, December 31	437,797,117	705,881,227	341,599,744
Net loans principal, interest and financing service fee receivables	9,379,408,613	14,760,930,158
Recorded investment	9,817,205,730	15,466,811,385
Allowance for loans which are individually assessed [Member]
Components of allowances for loans principal, interest and financing service fee receivables
Beginning Balance, January 1	157,157,377	98,736,342
Provision for credit losses	556,126,000	69,464,131
Charge-offs	(43,002,065)	(11,043,096)
Recoveries
Ending Balance, December 31	670,281,312	157,157,377	¥ 98,736,342
Net loans principal, interest and financing service fee receivables	878,610,244	237,355,708
Recorded investment	¥ 1,548,891,556	¥ 394,513,085